Derivative financial instruments - Hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 4,992	£ 2,581	£ 2,736
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	7,547	2,206
Balance in cash flow hedging reserve for continuing hedges	4,754	1,123
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,916	(204)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	7,283	2,206
Hedge ineffectiveness recognised in the income statement	(162)	(232)
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	1,130	91
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	2,074	1,189
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	88	186
Hedging gains or losses recognised in other comprehensive income	1,130	91
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	922	143
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,767	1,184
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	922	143
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	170	(49)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	127	(39)
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	170	(49)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	38	(3)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	180	44
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	88	186
Hedging gains or losses recognised in other comprehensive income	38	(3)
Hedge ineffectiveness recognised in the income statement	0	0
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Interest rate derivatives
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	7,182	2,042
Balance in cash flow hedging reserve for continuing hedges	4,625	935
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,900	(192)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	7,182	2,042
Hedge ineffectiveness recognised in the income statement	(197)	(211)
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Foreign exchange derivatives
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	3	(88)
Balance in cash flow hedging reserve for continuing hedges	(13)	(16)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	3	(88)
Hedge ineffectiveness recognised in the income statement	2	1
Financial assets at amortised cost | Cash flow hedges | Debt securities classified as amortised cost | - Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	362	252
Balance in cash flow hedging reserve for continuing hedges	142	204
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	16	(12)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	98	252
Hedge ineffectiveness recognised in the income statement	£ 33	£ (22)